Deferred tax - Summary of deferred taxes liability (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Deferred tax assets and liabilities [abstract]
Amount expected to be settled after more than 12 months	$ 2,424,815	$ 2,560,361
Credited to profit or loss	$ (135,546)	$ (368,080)